Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000169812 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000169812 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000169812 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000169812 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000169812 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169812 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169812 [Member] | The TJX Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169812 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169812 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169812 [Member] | The Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169812 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000169812 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000169812 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169812 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000169812 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000169812 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000169812 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000169812 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000169812 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000169812 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169812 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000169813 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000169813 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000169813 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000169813 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000169813 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169813 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169813 [Member] | The TJX Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169813 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169813 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169813 [Member] | The Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169813 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000169813 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000169813 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169813 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000169813 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000169813 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000169813 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000169813 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000169813 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000169813 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169813 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000169807 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000169807 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000169807 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000169807 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000169807 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169807 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169807 [Member] | The TJX Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169807 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169807 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169807 [Member] | The Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169807 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000169807 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000169807 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169807 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000169807 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000169807 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000169807 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000169807 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000169807 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000169807 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169807 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000169811 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000169811 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000169811 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000169811 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000169811 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169811 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169811 [Member] | The TJX Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169811 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169811 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169811 [Member] | The Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169811 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000169811 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000169811 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169811 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000169811 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000169811 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000169811 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000169811 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000169811 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000169811 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169811 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000175986 [Member] | Taiwan Semiconductor Manufacturing Company Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000175986 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000175986 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000175986 [Member] | Oversea Chinese Banking Corp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000175986 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175986 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000175986 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000175986 [Member] | AXA SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000175986 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000175986 [Member] | BYD Company Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000175986 [Member] | Other assets and liabilities net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000175986 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000175986 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000175986 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000175986 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000175986 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000175986 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000175986 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000175986 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000175986 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000175986 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000175986 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000175986 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000175986 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000175986 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000175986 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000175986 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000175986 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000175986 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000175986 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000175986 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000175986 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000175988 [Member] | Taiwan Semiconductor Manufacturing Company Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000175988 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000175988 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000175988 [Member] | Oversea Chinese Banking Corp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000175988 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175988 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000175988 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000175988 [Member] | AXA SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000175988 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000175988 [Member] | BYD Company Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000175988 [Member] | Other assets and liabilities net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000175988 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000175988 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000175988 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000175988 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000175988 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000175988 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000175988 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000175988 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000175988 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000175988 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000175988 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000175988 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000175988 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000175988 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000175988 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000175988 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000175988 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000175988 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000175988 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000175988 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000175988 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000175992 [Member] | Taiwan Semiconductor Manufacturing Company Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000175992 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000175992 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000175992 [Member] | Oversea Chinese Banking Corp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000175992 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175992 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000175992 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000175992 [Member] | AXA SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000175992 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000175992 [Member] | BYD Company Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000175992 [Member] | Other assets and liabilities net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000175992 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000175992 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000175992 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000175992 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000175992 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000175992 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000175992 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000175992 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000175992 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000175992 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000175992 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000175992 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000175992 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000175992 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000175992 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000175992 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000175992 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000175992 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000175992 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000175992 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000175992 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206274 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000206274 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206274 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000206274 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000206274 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000206274 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000206274 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206274 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000206274 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000206274 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000206274 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000206274 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000206274 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000206274 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000206274 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000206274 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000206274 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000206274 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000206274 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000206274 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000206274 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000206274 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000206274 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000206274 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000206274 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000206274 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000206274 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000206274 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000206274 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206274 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.60%
C000206274 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000206275 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000206275 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206275 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000206275 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000206275 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000206275 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000206275 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206275 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000206275 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000206275 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000206275 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000206275 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000206275 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000206275 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000206275 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000206275 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000206275 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000206275 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000206275 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000206275 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000206275 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000206275 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000206275 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000206275 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000206275 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000206275 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000206275 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000206275 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000206275 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206275 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.60%
C000206275 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000206276 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000206276 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206276 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000206276 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000206276 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000206276 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000206276 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206276 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000206276 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000206276 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000206276 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000206276 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000206276 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000206276 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000206276 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000206276 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000206276 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000206276 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000206276 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000206276 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000206276 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000206276 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000206276 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000206276 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000206276 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000206276 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000206276 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000206276 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000206276 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206276 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.60%
C000206276 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000206273 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000206273 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206273 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000206273 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000206273 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000206273 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000206273 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206273 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000206273 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000206273 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000206273 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000206273 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000206273 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000206273 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000206273 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000206273 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000206273 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000206273 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000206273 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000206273 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000206273 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000206273 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000206273 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000206273 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000206273 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000206273 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000206273 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000206273 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000206273 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206273 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.60%
C000206273 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000206272 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000206272 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206272 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000206272 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000206272 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000206272 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000206272 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206272 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000206272 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000206272 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000206272 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000206272 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000206272 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000206272 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000206272 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000206272 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000206272 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000206272 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000206272 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000206272 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000206272 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000206272 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000206272 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000206272 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000206272 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000206272 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000206272 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000206272 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000206272 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206272 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.60%
C000206272 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000211219 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000211219 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000211219 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211219 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000211219 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000211219 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000211219 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000211219 [Member] | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000211219 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000211219 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211219 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000211219 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000211219 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000211219 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000211219 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000211219 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000211219 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000211219 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000211219 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000211219 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211219 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211219 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000211219 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211219 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000211219 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211219 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000211219 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000211219 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000211219 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000211219 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000211219 [Member] | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211219 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000211220 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000211220 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000211220 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211220 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000211220 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000211220 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000211220 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000211220 [Member] | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000211220 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000211220 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211220 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000211220 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000211220 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000211220 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000211220 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000211220 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000211220 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000211220 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000211220 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000211220 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211220 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211220 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000211220 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211220 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000211220 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211220 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000211220 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000211220 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000211220 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000211220 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000211220 [Member] | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211220 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000211217 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000211217 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000211217 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211217 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000211217 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000211217 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000211217 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000211217 [Member] | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000211217 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000211217 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211217 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000211217 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000211217 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000211217 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000211217 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000211217 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000211217 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000211217 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000211217 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000211217 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211217 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211217 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000211217 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211217 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000211217 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211217 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000211217 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000211217 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000211217 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000211217 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000211217 [Member] | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211217 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000211216 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000211216 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000211216 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211216 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000211216 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000211216 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000211216 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000211216 [Member] | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000211216 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000211216 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211216 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000211216 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000211216 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000211216 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000211216 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000211216 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000211216 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000211216 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000211216 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000211216 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211216 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211216 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000211216 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211216 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000211216 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211216 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000211216 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000211216 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000211216 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000211216 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000211216 [Member] | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211216 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000211218 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000211218 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000211218 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211218 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000211218 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000211218 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000211218 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000211218 [Member] | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000211218 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000211218 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211218 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000211218 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000211218 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000211218 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000211218 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000211218 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000211218 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000211218 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000211218 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000211218 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211218 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211218 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000211218 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211218 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000211218 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211218 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000211218 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000211218 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000211218 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000211218 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000211218 [Member] | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211218 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228576 [Member] | Republic Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000228576 [Member] | Waste Connections Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000228576 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000228576 [Member] | Carrier Global Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000228576 [Member] | Synopsys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000228576 [Member] | Tetra Tech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228576 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228576 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228576 [Member] | AECOM [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228576 [Member] | WSP Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228576 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228576 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000228576 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000228576 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000228576 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000228576 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000228576 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000228576 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228576 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000228576 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000228576 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000228576 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228576 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000228576 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000228576 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228576 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000228576 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000228576 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000228577 [Member] | Republic Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000228577 [Member] | Waste Connections Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000228577 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000228577 [Member] | Carrier Global Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000228577 [Member] | Synopsys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000228577 [Member] | Tetra Tech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228577 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228577 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228577 [Member] | AECOM [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228577 [Member] | WSP Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228577 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228577 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000228577 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000228577 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000228577 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000228577 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000228577 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000228577 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228577 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000228577 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000228577 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000228577 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228577 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000228577 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000228577 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228577 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000228577 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000228577 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000228578 [Member] | Republic Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000228578 [Member] | Waste Connections Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000228578 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000228578 [Member] | Carrier Global Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000228578 [Member] | Synopsys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000228578 [Member] | Tetra Tech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228578 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228578 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228578 [Member] | AECOM [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228578 [Member] | WSP Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228578 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228578 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000228578 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000228578 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000228578 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000228578 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000228578 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000228578 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228578 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000228578 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000228578 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000228578 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228578 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000228578 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000228578 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228578 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000228578 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000228578 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000228574 [Member] | Republic Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000228574 [Member] | Waste Connections Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000228574 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000228574 [Member] | Carrier Global Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000228574 [Member] | Synopsys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000228574 [Member] | Tetra Tech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228574 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228574 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228574 [Member] | AECOM [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228574 [Member] | WSP Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228574 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228574 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000228574 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000228574 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000228574 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000228574 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000228574 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000228574 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228574 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000228574 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000228574 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000228574 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228574 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000228574 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000228574 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228574 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000228574 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000228574 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%